December 6, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Century Growth Funds, Inc. (the "Registrant")
1933 Act File No. 333-132114, Post-Effective Amendment No. 11
1940 Act File No. 811-21861, Amendment No. 12

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in the most recent registration statement amendment, the text of which has been filed electronically.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3263.

Sincerely,

/s/ Elizabeth L. Richards

Elizabeth L. Richards

Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com